SUPPLEMENT DATED JUNE 3, 2019 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF

Alternative Investment Partners Absolute Return Fund, dated May 13, 2019

Alternative Investment Partners Absolute Return Fund STS, dated May 13, 2019

AIP Multi-Strategy Fund A, dated May 13, 2019

AIP Multi-Strategy Fund P, dated May 13, 2019

(collectively, the “Funds”)

Effective immediately, the investment team for the Funds has been realigned. As such, each Fund’s Prospectus and Statement of Additional Information (“SAI”) are hereby revised as follows:

The second paragraph of the section of each Fund’s Prospectus entitled “Summary of Terms—The Investment Adviser and Sub-Adviser” is hereby deleted and replaced with the following:

The day-to-day portfolio management, short-term cash management and operations of the Fund are the responsibility of Mark L.W. van der Zwan, Chief Investment Officer, Fund of Hedge Funds team; Paresh Bhatt, Portfolio Manager; Jarrod Quigley, Portfolio Manager; Eric Stampfel, Portfolio Manager; Eban Cucinotta, Portfolio Manager; Christopher Morser, Portfolio Manager; Gary Chan, Portfolio Manager; and Robert Rafter, Portfolio Manager, subject to oversight by the Board of Trustees. See “Management of the Fund.”

The biographical information contained in the section of each Fund’s Prospectus entitled “Management of the Fund—Management Team” is hereby deleted and replaced with the following:

Mark L.W. van der Zwan, CFA. Mr. van der Zwan is a Managing Director of MSIM. Effective July 2016, Mr. van der Zwan began serving as Chief Investment Officer and Head of Morgan Stanley AIP Fund of Hedge Funds of Morgan Stanley AIP and, since 2006, he has been a portfolio manager for several Morgan Stanley AIP Fund of Hedge Funds portfolios, including the Fund since its inception. Mr. van der Zwan has more than 20 years of relevant industry experience. He is also a member of the Investment Committee. Prior to joining MSIM, he was a senior consultant with Alan D. Biller & Associates, Inc., an institutional investment consulting firm with approximately $70 billion in assets under advisory. He has also held various positions at the National Research Council of Canada where he conducted advanced computational modeling research. Mr. van der Zwan received both a B.Sc. with honors in chemistry and an M.B.A. in finance from Queen’s University in Ontario, Canada. Mr. van der Zwan holds the Chartered Financial Analyst designation.

Paresh Bhatt. Mr. Bhatt is a Managing Director of MSIM and a portfolio manager for several Morgan Stanley AIP Fund of Hedge Funds portfolios, including the Fund since its inception. He focuses on discretionary global macro, emerging markets and fixed income relative value strategies. He has 25 years of industry experience. He is also a member of the Investment Committee. Prior to joining MSIM, Mr. Bhatt worked for SEI Investments, where he managed global equity and EAFE portfolios and led due diligence on funds of hedge funds. Previously, he was an equity analyst for Granite Associates, where he conducted fundamental equity research in the telecommunications, media and technology sectors, and monitored hedge fund investments. He was also a vice president at Lehman Brothers, an associate at Bankers Trust and a research assistant at the Federal Reserve Board. Mr. Bhatt received a B.A. in economics as valedictorian from Union College and an M.B.A. in finance from the Wharton School of the University of Pennsylvania.

Jarrod Quigley. Mr. Quigley is a Managing Director of MSIM and a portfolio manager for several Morgan Stanley AIP Fund of Hedge Funds portfolios, including the Fund since 2010. He focuses on relative value, mortgage and secondaries strategies. He joined MSIM in 2004 and has 17 years of industry experience. He is also a member of the Investment Committee. Prior to joining the firm, Mr. Quigley was an investment banking analyst in the financial institutions group of A.G. Edwards & Sons. Previously, he worked as a summer finance analyst for Lehman Brothers, where he focused on equity derivatives. Mr. Quigley received a B.S. summa cum laude in finance from Babson College where he was also valedictorian. He holds the Chartered Financial Analyst designation.

Eric Stampfel. Mr. Stampfel is a Managing Director of MSIM and a portfolio manager for several Morgan Stanley AIP Fund of Hedge Funds portfolios, including the Fund since 2011. He focuses on the long/short equity strategy and emerging managers. He joined Morgan Stanley in 2010 and has 19 years of relevant industry experience. He is also a member of the Investment Committee. Prior to joining the firm, Mr. Stampfel was vice president and global head of long/short equity at Ivy Asset Management. Previously, he was senior equity analyst at Cambium Capital Management and senior equity analyst at Kingdon Capital Management where he focused on long/short stock selection. Mr. Stampfel received a B.S. in accounting from Villanova University. He is a member of the New York Society of Security Analysts and the Market Technicians Association. He holds the Chartered Alternative Investment Analyst, the Chartered Financial Analyst and Chartered Market Technician designations.

Eban Cucinotta. Mr. Cucinotta is a Managing Director of MSIM and the head of quantitative analytics for the Morgan Stanley AIP Hedge Fund group, focusing on evaluating and monitoring hedge fund investments from a quantitative and risk management perspective. Mr. Cucinotta is also the chair of the Morgan Stanley AIP hedge fund team Risk Monitoring Group which is responsible for consistent oversight of risk levels within Morgan Stanley AIP portfolios and comprises the senior most members of the hedge fund team and all investment committee members. He is a part of MSIM’s Risk Management Committee, and in this role is responsible for reporting any Morgan Stanley AIP level risk upward to MSIM risk management. Mr. Cucinotta joined Morgan Stanley in 2002 and has 16 years of industry experience. He and his team lead the development of the hedge fund team’s trading, allocation and liquidity management tools. He is also a member of the Investment Committee. Prior to his current role, Mr. Cucinotta was a client group associate for Morgan Stanley Investment Management, where he supported both AIP’s Hedge Fund and Private Equity Fund groups as well as MSIM’s emerging markets debt and high-yield products. Mr. Cucinotta received a B.S. in industrial management from Carnegie Mellon University and an M.B.A. from the Yale School of Management.

Christopher Morser. Mr. Morser is a Managing Director within the Morgan Stanley AIP Hedge Fund Solutions team. In this role, he focuses on managing individual customized hedge fund portfolios, overseeing the hedge fund advisory platform assets and managing the team responsible for delivering investment advice and client advisory activities. He joined MSIM in 2006 and has 28 years of industry experience. He is also a member of the Investment Committee. Prior to joining the firm, he was at Valence Capital, where he was responsible for external manger supervision and due diligence and served as portfolio manager for a fund of hedge funds vehicle. Before Valence Capital, Chris worked at Citadel Investment Group as a trader/analyst on the global event driven desk focusing on special situations/equity restructuring. Previously, he was a portfolio manager/analyst in a Chicago family office, overseeing long-only portfolios and running a leveraged financial sector hedge fund. Mr. Morser received a B.S. in finance from Penn State University, an M.B.A. from the University of Chicago and holds the Chartered Financial Analyst designation.

Gary Chan. Mr. Chan is an Executive Director of MSIM and serves as a senior member of the Alternative Risk Premia Team. He joined the firm in 2018 and has 21 years of investment experience. He is also a member of the Investment Committee. Prior to joining the firm, Mr. Chan was a Senior Investment Analyst at Stevens Capital Management LP. Mr. Chan received a Bachelor of Commerce in Finance from University of Toronto.

Robert Rafter. Mr. Rafter serves as head of discretionary global macro, sovereign fixed income relative value and emerging markets strategies for the Morgan Stanley AIP Hedge Funds group. He joined Morgan Stanley AIP in 2011 and has 16 years of professional experience. He is also a member of the Investment Committee. Prior to joining the firm, Mr. Rafter served as vice president responsible for hedge fund investments at Colchis Capital Management, a boutique alternative investment manager. Previously, he was a segment producer at CNBC Business News and an analyst at Lehman Brothers, where he worked on the central funding desk within the Fixed Income Division. Mr. Rafter received a B.A. in government from Georgetown University. He is a member of the Bond Club of Philadelphia and the CFA Society of Philadelphia. Mr. Rafter holds the Chartered Financial Analyst designation.

For each of AIP Multi-Strategy Fund A and AIP Multi-Strategy Fund P, the table in the section of the Fund’s SAI entitled “Management of the Fund—Other Accounts Managed by the Portfolio Managers” is hereby deleted and replaced with the following:

The following table shows information regarding accounts (other than the Fund) managed by each named portfolio manager as of December 31, 2018:

Mark L. W. van der Zwan Paresh Bhatt Jarrod Quigley Eric Stampfel Eban Cucinotta Christopher Morser Gary Chan Robert Rafter	Number of Accounts	Total Assets in Accounts ($ billion)
Registered Investment Companies	4	$1.0
Other Pooled Investment Vehicles[1]	10	$2.1
Other Accounts[1]	77	$8.3

[1]	Of these other accounts, 66 accounts with a total of approximately $6.0 billion in assets had performance-based fees.

For each of Alternative Investment Partners Absolute Return Fund and Alternative Investment Partners Absolute Return Fund STS, the table in the section of the Fund’s SAI entitled “Management of the Fund—Other Accounts Managed by the Portfolio Managers” is hereby deleted and replaced with the following:

The following table shows information regarding accounts (other than the Fund) managed by each named portfolio manager as of December 31, 2018:

Mark L. W. van der Zwan Paresh Bhatt Jarrod Quigley Eric Stampfel Eban Cucinotta Christopher Morser Gary Chan Robert Rafter	Number of Accounts	Total Assets in Accounts ($ billion)
Registered Investment Companies	4	$0.6
Other Pooled Investment Vehicles[1]	10	$2.1
Other Accounts[1]	77	$8.3

[1]	Of these other accounts, 66 accounts with a total of approximately $6.0 billion in assets had performance-based fees.

For each of AIP Multi-Strategy Fund A, AIP Multi-Strategy Fund P and Alternative Investment Partners Absolute Return Fund STS, the table in the section of the Fund’s SAI entitled “Management of the Fund—Securities Ownership of Portfolio Managers” is hereby deleted and replaced with the following:

As of December 31, 2018, the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below:

Mark L. W. van der Zwan:	None
Paresh Bhatt:	None
Jarrod Quigley:	None
Eric Stampfel:	None
Eban Cucinotta:	None
Christopher Morser:	None
Gary Chan:	None
Robert Rafter:	None

For Alternative Investment Partners Absolute Return Fund, the table in the section of the Fund’s SAI entitled “Management of the Fund—Securities Ownership of Portfolio Managers” is hereby deleted and replaced with the following:

As of December 31, 2018, the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below:

Mark L. W. van der Zwan:	$500,001 - $1,000,000 (IMAP)*
Paresh Bhatt:	$500,001 - $1,000,000 (IMAP)*
Jarrod Quigley:	$500,001 - $1,000,000 (IMAP)*
Eric Stampfel:	$100,001 - $500,000 (IMAP)*
Eban Cucinotta:	$10,001 - $50,000 (IMAP)*
Christopher Morser:	$10,001 - $50,000 (IMAP)*
Gary Chan:	None
Robert Rafter:	$10,001 - $50,000 (IMAP)*

*	Amounts shown include investments in the Fund made by the portfolio manager pursuant to the IMAP deferred compensation arrangements set forth in Item 8(a)(3) “Portfolio Manager Compensation Structure”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.